March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Health Sciences Trust (BME)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 31.2%
4D Molecular Therapeutics, Inc.(a)	11,491	$ 106,981
AbbVie, Inc.(b)	100,720	21,905,593
Agios Pharmaceuticals, Inc.(a)	30,245	1,023,188
Aktis Oncology, Inc.(a)	23,229	415,567
Allogene Therapeutics, Inc.(a)	105,465	257,335
Alnylam Pharmaceuticals, Inc.(a)	8,378	2,772,029
Amgen, Inc.(b)	51,861	18,247,293
Apogee Therapeutics, Inc.(a)	17,780	1,496,543
Arcellx, Inc.(a)	8,208	942,442
Arcus Biosciences, Inc.(a)	39,654	856,526
Argenx SE, ADR(a)	10,637	7,767,669
Beam Therapeutics, Inc.(a)	14,611	348,180
Bicara Therapeutics, Inc.(a)	14,144	281,324
Biogen, Inc.(a)	31,869	5,842,544
Biohaven Ltd.(a)	30,469	257,768
BioMarin Pharmaceutical, Inc.(a)	29,577	1,670,805
BioNTech SE, ADR(a)	3,695	328,412
Bridgebio Oncology Therapeutics, Inc., (Acquired 08/08/25, Cost: $167,000)(a)(c)	15,582	139,459
BridgeBio Oncology Therapeutics, Inc.(a)	60,030	537,268
Bridgebio Pharma, Inc.(a)	18,055	1,340,764
Bright Minds Biosciences, Inc.(a)	8,368	610,613
CG oncology, Inc.(a)	5,095	344,830
Cogent Biosciences, Inc.(a)	124,642	4,797,471
Corvus Pharmaceuticals, Inc.(a)	9,689	141,750
Cytokinetics, Inc.(a)	16,255	1,071,367
Denali Therapeutics, Inc.(a)	22,218	426,586
Dianthus Therapeutics, Inc.(a)	16,460	1,381,323
Dyne Therapeutics, Inc.(a)	23,908	433,452
Eikon Therapeutics, Inc.(a)(d)	63,218	668,846
Enanta Pharmaceuticals, Inc.(a)	42,512	536,926
Erasca, Inc.(a)	62,282	1,007,723
Exelixis, Inc.(a)	19,863	851,924
Gilead Sciences, Inc.	150,487	20,973,373
Gossamer Bio, Inc.(a)(d)	31,955	10,497
Immunocore Holdings PLC, ADR(a)	16,565	499,435
Immunome, Inc.(a)	25,340	554,186
Incyte Corp.(a)	34,568	3,253,540
Insmed, Inc.(a)(d)	34,614	5,660,081
Intellia Therapeutics, Inc.(a)(d)	45,705	585,938
Ionis Pharmaceuticals, Inc.(a)	14,983	1,125,073
Kailera Therapeutics, Inc., Series B, (Acquired 10/31/25, Cost: $504,000)(a)(c)(e)	36,000	504,000
KalVista Pharmaceuticals, Inc.(a)	18,705	376,532
Kodiak Sciences, Inc.(a)	11,389	434,149
Kymera Therapeutics, Inc.(a)	4,712	392,462
Moderna, Inc.(a)	48,852	2,481,682
Monte Rosa Therapeutics, Inc.(a)	27,954	459,843
MoonLake Immunotherapeutics(a)	14,299	266,533
Natera, Inc.(a)	11,821	2,364,082
Neurocrine Biosciences, Inc.(a)	6,793	894,910
Nuvalent, Inc., Class A(a)(d)	28,618	2,931,914
Oruka Therapeutics, Inc.(a)	15,986	784,113
Palvella Therapeutics, Inc.(a)	4,480	558,432
Protagonist Therapeutics, Inc.(a)	32,058	3,378,913
PTC Therapeutics, Inc.(a)	4,329	294,935
Regeneron Pharmaceuticals, Inc.	7,712	5,958,600
REGENXBIO, Inc.(a)	18,415	154,318
Revolution Medicines, Inc.(a)	26,560	2,582,960
Rhythm Pharmaceuticals, Inc.(a)	46,799	4,070,109
Security	Shares	Value
Biotechnology (continued)
Roivant Sciences Ltd.(a)	41,221	$ 1,141,822
Scholar Rock Holding Corp.(a)	19,764	971,598
Stoke Therapeutics, Inc.(a)	41,095	1,338,053
Summit Therapeutics, Inc.(a)(d)	80,150	1,519,644
Syndax Pharmaceuticals, Inc.(a)	5,165	120,654
TScan Therapeutics, Inc.(a)	48,273	48,756
United Therapeutics Corp.(a)	4,903	2,907,381
Upstream Bio, Inc.(a)	30,052	270,468
Vaxcyte, Inc.(a)	7,541	438,207
Vertex Pharmaceuticals, Inc.(a)	31,983	14,281,689
Viking Therapeutics, Inc.(a)	36,985	1,203,492
Viridian Therapeutics, Inc.(a)	45,005	880,298
Vor BioPharma, Inc.(a)	10,020	178,757
Voyager Therapeutics, Inc.(a)	31,420	121,281
Zealand Pharma A/S(a)	7,187	334,699
		166,117,910
Health Care Equipment & Supplies — 15.0%
Abbott Laboratories(b)	119,561	12,275,328
Alcon AG	5,751	433,338
Boston Scientific Corp.(a)(b)	131,399	8,245,287
Cooper Cos., Inc.(a)	26,747	1,912,411
Dexcom, Inc.(a)	57,910	3,636,748
Edwards Lifesciences Corp.(a)	149,905	12,004,392
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $595,999)(a)(c)(e)	1,017	376
Glaukos Corp.(a)	7,625	820,908
Hologic, Inc.(a)	12,193	921,669
IDEXX Laboratories, Inc.(a)	6,712	3,771,406
Intuitive Surgical, Inc.(a)	27,505	12,679,530
Medline, Inc., Class A(a)	70,645	3,143,703
Medtronic PLC	77,050	6,676,382
Novocure Ltd.(a)	49,947	544,422
Nucleix Ltd., (Acquired 04/10/24, Cost: $200,000)(a)(c)(e)	200	158,504
Nyxoah SA(a)(d)	29,659	86,604
Orchestra BioMed Holdings, Inc.(a)	17,635	74,949
Penumbra, Inc.(a)	11,606	3,811,062
STERIS PLC	5,880	1,300,244
Stryker Corp.	23,649	7,770,825
		80,268,088
Health Care Providers & Services — 7.6%
Cencora, Inc., Class A	15,981	5,020,271
CVS Health Corp.	31,771	2,281,793
Elevance Health, Inc.	7,713	2,257,981
Guardant Health, Inc.(a)	39,876	3,683,346
HCA Healthcare, Inc.	10,937	5,175,826
Humana, Inc.	6,765	1,172,983
McKesson Corp.	2,993	2,590,022
Quest Diagnostics, Inc.	7,463	1,462,599
RadNet, Inc.(a)(d)	9,485	530,117
UnitedHealth Group, Inc.(b)	59,867	16,199,412
		40,374,350
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(a)	8,702	1,528,593
Life Sciences Tools & Services — 6.9%
Agilent Technologies, Inc.	23,884	2,722,298
Bio-Techne Corp.	17,090	893,123
Bruker Corp.	43,307	1,564,249
Charles River Laboratories International, Inc.(a)	4,936	851,460
Danaher Corp.	54,385	10,311,396
Illumina, Inc.(a)	13,293	1,638,495

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(a)	12,502	$ 2,132,091
Mettler-Toledo International, Inc.(a)	395	498,174
Thermo Fisher Scientific, Inc.	23,314	11,459,531
Waters Corp.(a)	10,927	3,254,061
West Pharmaceutical Services, Inc.	5,328	1,335,410
		36,660,288
Pharmaceuticals — 36.2%
Alumis, Inc.(a)	25,795	568,264
AstraZeneca PLC	33,842	6,617,463
Bristol-Myers Squibb Co.	96,259	5,838,108
Daiichi Sankyo Co. Ltd.	60,800	1,087,752
Edgewise Therapeutics, Inc.(a)(d)	22,279	701,788
Elanco Animal Health, Inc.(a)	41,073	982,877
Eli Lilly & Co.(b)	59,379	54,615,023
EyePoint, Inc.(a)	16,320	210,365
Galderma Group AG	16,599	3,262,263
Johnson & Johnson(b)	234,293	57,270,581
LB Pharmaceuticals, Inc.(a)(d)	48,308	1,191,275
Maze Therapeutics, Inc.(a)(d)	15,965	476,555
MBX Biosciences, Inc.(a)	28,457	849,441
Merck & Co., Inc.(b)	237,354	28,551,313
Novartis AG, ADR	21,810	3,331,477
Ocular Therapeutix, Inc.(a)	22,645	191,803
Pfizer, Inc.	522,250	14,664,780
Terns Pharmaceuticals, Inc.(a)	32,290	1,702,329
Teva Pharmaceutical Industries Ltd., ADR(a)	304,107	9,159,703
UCB SA	4,719	1,421,820
WaVe Life Sciences Ltd.(a)	30,090	218,153
		192,913,133
Total Common Stocks — 97.2% (Cost: $336,974,316)		517,862,362

	Benefical Interest (000)
Other Interests
Biotechnology — 0.0%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)(c)(e)(f)	$6	23,235
Total Other Interests — 0.0% (Cost: $ — )		23,235

	Shares
Preferred Securities
Preferred Stocks — 0.7%(a)(c)(e)
Biotechnology — 0.5%
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $440,003)	52,885	693,322
Angitia Biopharmaceuticals Ltd., Series D, (Acquired 01/27/26, Cost: $567,428)	57,448	568,161
Security	Shares	Value
Biotechnology (continued)
Cellarity, Inc., Series B, Class B, (Acquired 01/15/21, Cost: $265,002)	44,167	$ 107,767
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $292,001)	57,170	312,720
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $175,737)	168,216	50,465
Kartos Therapeutics, Inc.
(Acquired 02/12/26, Cost: $34,186)	34,186	34,343
Series C, (Acquired 08/22/23, Cost: $485,124)	85,817	487,441
Series D, (Acquired 02/19/25, Cost: $133,467)	23,610	134,105
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	407,652
		2,795,976
Health Care Equipment & Supplies — 0.1%
EXO Imaging, Inc., Series D, (Acquired 07/24/24, Cost: $28,863)	47,496	35,147
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	242,481
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	202,179
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	93	206
		480,013
Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	255,950
		3,531,939
Total Preferred Securities — 0.7% (Cost: $5,445,369)		3,531,939
Rights
Biotechnology(e) — 0.0%
Blueprint Medicines Corp., CVR	15,552	15,552
Korro Bio, Inc., CVR	28,060	—
Mirati Therapeutics, Inc. CVR	15,747	12,440
		27,992
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(e)	14,359	33,313
Total Rights — 0.0% (Cost: $32,823)		61,305
Warrants
Biotechnology — 0.0%
Goldfinch Ltd., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)(a)(e)	21,784	—
Total Warrants — 0.0% (Cost: $22,758)		—
Total Long-Term Investments — 97.9% (Cost: $342,475,266)		521,478,841
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(g)(h)(i)	4,183,703	$ 4,184,540
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(g)(h)	15,410,175	15,410,175
Total Short-Term Securities — 3.7% (Cost: $19,594,715)		19,594,715
Total Investments — 101.6% (Cost: $362,069,981)		541,073,556
Liabilities in Excess of Other Assets — (1.6)%		(8,441,003)
Net Assets — 100.0%		$ 532,632,553

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,357,513, representing 0.8% of its net assets as of period end, and an original cost of $6,912,368.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 893,600	$ 3,291,211 (a)	$ —	$ (271)	$ —	$ 4,184,540	4,183,703	$ 3,193 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,021,533	11,388,642 (a)	—	—	—	15,410,175	15,410,175	85,210	—
				$ (271)	$ —	$ 19,594,715		$ 88,403	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 165,139,752	$ 474,158	$ 504,000	$ 166,117,910
Health Care Equipment & Supplies	80,109,208	—	158,880	80,268,088
Health Care Providers & Services	40,374,350	—	—	40,374,350
Health Care Technology	1,528,593	—	—	1,528,593
Life Sciences Tools & Services	36,660,288	—	—	36,660,288
Pharmaceuticals	180,523,835	12,389,298	—	192,913,133
Other Interests	—	—	23,235	23,235
Preferred Securities
Preferred Stocks	—	—	3,531,939	3,531,939
Rights	—	—	61,305	61,305
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	19,594,715	—	—	19,594,715
	$523,930,741	$12,863,456	$4,279,359	$541,073,556

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
Schedule of Investments